Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued expenses [Abstract]
Accounts payable		$ 2,811	$ 7,913
Accrued interest		719	3,462
Accrued voyage expenses		1,593	8,865
Accrued employee compensation		4,176	2,976
Other	[1]	9,204	782
Total accounts payable and accrued expenses	[2]	$ 18,503	$ 23,998

[1]	Other includes accrued operating expenses and accrued capital expenditures in 2020 and accrued operating expenses in 2019.
[2]	Amortized cost.